Balance Sheets (Unaudited) - USD ($)	May 31, 2022	Aug. 31, 2021
Current assets:
Cash and cash equivalents	$ 499,912	$ 218,737
Other receivable	0	0
Subscriptions receivable	0	0
Notes receivable	168,750	0
Accounts receivable - other	6,680	0
Prepaid expenses	29,228	0
Total current assets	721,936	218,737
Cryptocurrencies	17,366	0
Fixed assets - not in service	2,688,306	427,296
Total assets	3,410,242	646,033
Current liabilities:
Accounts payable	72,610	3,680
Accrued liabilities - related party	102,792	0
Accrued interest - related party	200,670	4,505
Loans payable-related party	1,894,109	277,296
Total liabilities	2,270,181	285,481
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.0001 par value, 500,000,000 shares authorized; 44,086,091 and 40,433,399 issued and outstanding as of May 31, 2022 and August 31, 2021 respectively	4,409	4,043
Additional paid-in capital	2,904,781	817,842
Retained earnings deficit	(1,769,129)	(461,334)
Total stockholders' equity	1,140,061	360,551
Total liabilities and equity	$ 3,410,242	$ 646,033